Gain on Settlement of Debt	12 Months Ended
Apr. 30, 2011
Gain on Settlement of Debt [Text Block]
Note 15	Gain on Settlement of Debt

During the year ended April 30, 2011, the Company recorded a gain on settlement of debt of $246,715 as a result of the transfer of certain of non-core intellectual property rights (having no book value) licensed from an institution in settlement of a $246,715 liability for research fees performed by the institution.